Income Taxes (Details) (USD $) In Millions	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Domestic and foreign components of our income before income taxes
United States	$ 696	$ 576	$ 533
Foreign	133	106	97
Income before income taxes	829	682	630
Deferred tax assets:
Postretirement and other benefits	94	125
Accrued liabilities and other	22	26
Loss and credit carryforwards	50	56
Valuation allowance	(23)	(40)
Total deferred tax assets, net	143	167
Deferred tax liabilities:
Trademarks and brand names	(195)	(168)
Property, plant, and equipment	(46)	(37)
Total deferred tax liabilities, net	(241)	(205)
Net deferred tax liability	(98)	(38)
Current:
U.S. federal	171	175	142
Foreign	41	28	26
State and local	18	19	15
Current Income Tax Expense	230	222	183
Deferred:
U.S. federal	46	16	14
Foreign	(1)	(5)	(2)
State and local	(18)
Deferred Income Tax Expense	27	11	12
Total income tax expense	$ 257	$ 233	$ 195